Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
Transactions and Agreements between Hertz Holdings and Hertz

In June 2019, Hertz entered into a master loan agreement with Hertz Holdings for a facility size of $425 million with an expiration in June 2020 (the "2019 Master Loan"). The interest rate was based on the U.S. Dollar LIBOR rate plus a margin.

As a result of filing the Chapter 11 Cases, as disclosed in Note 1, "Background," the full amount outstanding under the 2019 Master Loan was deemed uncollectible, resulting in a charge of $133 million during the second quarter of 2020. Additionally, the loan due to an affiliate, which represents a tax-related liability from Hertz to Hertz Holdings, in the amount of $65 million was classified as liabilities subject to compromise in the accompanying unaudited condensed consolidated balance sheets of Hertz as of March 31, 2021 and December 31, 2020. See Note 15, "Liabilities Subject to Compromise."

On May 23, 2020, Hertz entered into a new master loan agreement with Hertz Holdings for a facility size of $25 million with an expiration in May 2021 (the "New Loan"). The interest rate is based on the U.S. Dollar LIBOR rate plus a margin. As of March 31, 2021 and December 31, 2020, there was $1 million, respectively, outstanding under the New Loan.
767 Auto Leasing LLC

In January 2018, Hertz entered into a Master Motor Vehicle Lease and Management Agreement (the “767 Lease Agreement”) pursuant to which Hertz granted 767 Auto Leasing LLC (“767”), an entity affiliated with the Icahn Group, a related party during the first quarter of 2020, the option to acquire certain vehicles from Hertz at rates aligned with the rates at which Hertz sells vehicles to third parties. Hertz leases the vehicles purchased by 767 under the 767 Lease Agreement or from third parties, under a mutually developed fleet plan and Hertz manages, services, repairs, sells and maintains those leased vehicles on behalf of 767. Hertz currently rents the leased vehicles to drivers of transportation network companies ("TNC") from rental counters within locations leased or owned by affiliates of 767, including locations operated under a master lease agreement with The Pep Boys – Manny, Joe & Jack. The 767 Lease Agreement had an initial term, as extended, of approximately 22 months, and is subject to automatic six month renewals thereafter, unless terminated by either party (with or without cause) prior to the start of any such six month renewal.

767’s payment obligations under the 767 Lease Agreement are guaranteed by American Entertainment Properties Corp. ("AEPC"), an entity affiliated with Carl C. Icahn and his affiliates. During the three months ended March 31, 2021, 767 distributed $10 million to AEPC along with the return of certain vehicles, and there were no cash contributions from AEPC to 767. There were no cash distributions or contributions to or from AEPC during the three months ended March 31, 2020, except for certain services.
The Company is entitled to 25% of the profit from the rental of the leased vehicles, as specified in the 767 Lease Agreement, which is variable and based primarily on the rental revenue, less certain vehicle-related costs, such as depreciation, licensing and maintenance expenses. The Company has determined that it is the primary beneficiary of 767 due to its power to direct the activities of 767 that most significantly impact 767's economic performance and the Company's obligation to absorb 25% of 767's gains/losses. Accordingly, 767 is consolidated by the Company as a VIE.	Related Party Transactions
Transactions and Agreements between Hertz Holdings and Hertz

In June 2018, Hertz entered into a master loan agreement with Hertz Holdings for a facility size of $425 million with an expiration in June 2019 at an interest rate based on the U.S. Dollar LIBOR rate plus a margin (the "2018 Master Loan"). In June 2019, upon expiration of the 2018 Master Loan, Hertz entered into a new master loan agreement with Hertz Holdings for a facility size of $425 million with an expiration in June 2020 (the "2019 Master Loan") where amounts outstanding under the 2018 Master Loan were transferred to the 2019 Master Loan. The interest rate was based on the U.S. Dollar LIBOR rate plus a margin. As of December 31, 2019, the amount outstanding under the 2019 Master loan was $129 million, representing advances and any accrued but unpaid interest. Additionally, Hertz had a loan due to an affiliate in the amount of $65 million as of December 31, 2019, representing a tax-related liability to Hertz Holdings. The net impact of the above amounts is included in stockholder's equity in the accompanying consolidated balance sheet of Hertz as of December 31, 2019.

As a result of filing the Chapter 11 Cases, as disclosed in Note 1, "Background," the full amount outstanding under the 2019 Master Loan was deemed uncollectible, resulting in a charge of $133 million during the second quarter of 2020, which is included in the accompanying consolidated statement of operations for Hertz for the year ended December 31, 2020. Additionally, the loan due to an affiliate, which represents a tax-related liability from Hertz to Hertz Holdings, in the amount of $65 million was classified as liabilities subject to compromise in the accompanying consolidated balance sheet of Hertz as of December 31, 2020. See Note 19, "Liabilities Subject to Compromise."

On May 23, 2020, Hertz entered into a new master loan agreement with Hertz Holdings for a facility size of $25 million with an expiration in May 2021 (the "New Loan"). The interest rate is based on the U.S. Dollar LIBOR rate plus a margin. As of December 31, 2020, there is $1 million outstanding under the New Loan representing additional charges incurred during 2020 largely associated with the ATM Program, as disclosed in Note 17, "Equity and Earnings (Loss) Per Share - Hertz Global," paid by Hertz on behalf of Hertz Holdings.

Agreements with the Icahn Group

In May 2020, Carl C. Icahn, High River Limited Partnership, Hopper Investments LLC, Barberry Corp., Icahn Partners LP, Icahn Partners Master Fund LP, Icahn Enterprises G.P. Inc., Icahn Enterprises Holdings L.P., IPH GP LLC, Icahn Capital LP, Icahn Onshore LP, Icahn Offshore LP, Beckton Corp., Vincent J. Intrieri, Samuel J. Merksamer and Daniel A. Ninivaggi (collectively, the “Icahn Group”) divested all owned shares of Hertz Global common stock (the "Icahn Divestiture"). As a result of the Icahn Divestiture, the Icahn Group is no longer a related party of the Company. Subsequent to the Icahn Divestiture, there continue to be arms-length transactions between the Company and the Icahn Group.

In the normal course of business, the Company purchases goods and services and leases property from entities controlled by Carl C. Icahn and his affiliates, including The Pep Boys - Manny, Moe & Jack. During the five months ended May 31, 2020, the Company purchased approximately $23 million worth of goods and services from these related parties. During the years ended December 31, 2019 and 2018, the Company purchased approximately $57 million and $39 million, respectively, worth of goods and services from these related parties.

In May 2018, the Company sold approximately $36 million of marketable securities to the Icahn Group at the then current market price of such securities.

Other Relationships

In connection with its vehicle rental businesses, the Company enters into millions of rental transactions every year involving millions of customers. In order to conduct those businesses, the Company also procures goods and services from thousands of vendors. Some of those customers and vendors may be affiliated with members of the Company's Board. The Company believes that all such rental and procurement transactions involved terms no less favorable to the Company than those that it believes would have been obtained in the absence of such affiliation. The Company's Nominating and Governance Committee oversees compliance through our Standards of Business Conduct, reviews conflicts of interest involving directors and determines whether to approve each transaction that involves the Company or any of its affiliates, on one hand, and (directly or indirectly) a director or member of his or her family or any entity managed by any such person, on the other hand.

767 Auto Leasing LLC

In January 2018, Hertz entered into a Master Motor Vehicle Lease and Management Agreement (the “767 Lease Agreement”) pursuant to which Hertz granted 767 Auto Leasing LLC (“767”), an entity affiliated with the Icahn Group, the option to acquire certain vehicles from Hertz at rates aligned with the rates at which Hertz sells vehicles to third parties. As disclosed above, due to the Icahn Divestiture, the Icahn Group is no longer a related party of the Company. Hertz leases the vehicles purchased by 767 under the 767 Lease Agreement or from third parties, under a mutually developed fleet plan and Hertz manages, services, repairs, sells and maintains those leased vehicles on behalf of 767. Hertz currently rents the leased vehicles to drivers of TNCs from rental counters within locations leased or owned by affiliates of 767 ("Icahn Locations"), including locations operated under a master lease agreement with The Pep Boys - Manny, Joe & Jack. The 767 Lease Agreement had an initial term, as extended, of approximately 22 months, and is subject to automatic six month renewals thereafter, unless terminated by either party (with or without cause) prior to the start of any such six month renewal.

767’s payment obligations under the 767 Lease Agreement are guaranteed by American Entertainment Properties Corp. ("AEPC"), an entity affiliated with the Icahn Group. During 2020, 767 distributed $75 million to AEPC and there were no cash contributions from AEPC to 767, except for certain services. During 2019, AEPC contributed $49 million to 767 along with certain services.

The Company is entitled to 25% of the profit from the rental of the leased vehicles, as specified in the 767 Lease Agreement, which is variable and based primarily on the rental revenue, less certain vehicle-related costs, such as depreciation, licensing and maintenance expenses. The Company has determined that it is the primary beneficiary of 767 due to its power to direct the activities of 767 that most significantly impact 767's economic performance and the Company's obligation to absorb 25% of 767's gains/losses. Accordingly, 767 is consolidated by the Company as a VIE.
In October 2019, the 767 Lease Agreement was amended such that, among other changes, 767 vehicles will be available for rent from Hertz locations that are opened in replacement of closed Icahn Locations and the 767 vehicles may be available for rent to traditional off airport customers in addition to TNC drivers, when certain conditions apply.